Unaudited Selected Quarterly Data	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Unaudited Selected Quarterly Data
Unaudited quarterly financial results are set forth in the following tables. It is the company’s long-standing practice to establish actual interim closing dates using a “fiscal” calendar in which we close our books on a Friday near each quarter-end date, in order to normalize the potentially disruptive effects of quarterly closings on business processes. This practice is only used at interim periods within a reporting year.

2015
In millions, except per share amounts	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
Sales	$5,957	$5,896	$5,979	$5,694
Operating income	780	813	794	689
Net earnings	484	531	516	459

Basic earnings per share	2.45	2.77	2.78	2.52
Diluted earnings per share	2.41	2.74	2.75	2.49

Weighted-average common shares outstanding	197.7	191.8	185.8	182.1
Weighted-average diluted shares outstanding	200.5	193.7	187.9	184.2

2014
In millions, except per share amounts	1st Qtr	2nd Qtr	3rd Qtr	4th Qtr
Sales	$5,848	$6,039	$5,984	$6,108
Operating income	845	820	769	762
Net earnings	579	511	473	506

Basic earnings per share	2.68	2.41	2.29	2.52
Diluted earnings per share	2.63	2.37	2.26	2.48

Weighted-average common shares outstanding	216.3	212.4	206.2	200.8
Weighted-average diluted shares outstanding	220.4	215.2	209.2	204.2